Provisions and other current liabilities	12 Months Ended
Dec. 31, 2017
Statement [line items]
Provisions and other current liabilities
21. Provisions and other current liabilities
(USD millions)	2017	2016

Taxes other than income taxes	660	547

Restructuring provisions	153	222

Accrued expenses for goods and services received but not invoiced	977	880

Accruals for royalties	586	550

Provisions for deductions from revenue	4 672	4 183

Accruals for compensation and benefits including social security	2 327	1 993

Environmental remediation liabilities	55	65

Deferred income	305	287

Provisions for product liabilities, governmental investigations and other legal matters [1]	121	131

Accrued share-based payments	261	199

Contingent considerations [2]	44	49

Other payables	1 042	722

Total provisions and other current liabilities	11 203	9 828

[1] Note 19 provides additional disclosures related to legal provisions.
[2] Note 28 provides additional disclosures related to contingent considerations.
Provisions are based upon management’s best estimate and adjusted for actual experience. Such adjustments to the historic estimates have not been material.
Provisions for deductions from revenue
The following table shows the movement of the provisions for deductions from revenue:
(USD millions)	2017	2016	2015

January 1	4 183	3 790	3 533

Impact of business combinations			3

Additions	17 997	16 622	15 603

Payments/utilizations	– 17 452	– 16 189	– 15 218

Changes in offset against gross trade receivables	– 252	10	50

Currency translation effects	196	– 50	– 181

December 31	4 672	4 183	3 790

Restructuring provisions movements
(USD millions)	2017	2016	2015

January 1	222	260	333

Additions	194	343	399

Cash payments	– 200	– 260	– 435

Releases	– 64	– 66	– 36

Transfers	– 7	– 76

Currency translation effects	8	21	– 1

December 31	153	222	260

In 2017, additions to provisions of USD 194 million were mainly related to the following reorganizations:
• The Innovative Medicines Division’s Pharmaceuticals business unit adjusted a regional promotional model which led to a restructuring of the sales force. It also streamlined the above country operating model to facilitate an even higher external competition oriented focus. Furthermore, the development organization streamlined its activities to create efficiencies.
• The Alcon Division continued initiatives to realign its operations to focus on the Surgical and Vision Care business after the Ophthalmic Pharmaceutical business transfer to the Innovative Medicines Division.
• The Sandoz Division launched initiatives to focus resources to gain efficiencies.
• Group-wide initiatives to streamline Novartis Technical Operations in the Innovative Medicines and Sandoz Divisions were launched.
In 2016, additions to provisions of USD 343 million were mainly related to the following reorganizations:
• The Innovative Medicines Division’s Pharmaceuticals business unit realigned its operations to improve its operating agility, to focus resources on key growth drivers. Furthermore, research realigned and focused its operations resulting in redundancies from the consolidation of certain research teams and the outsourcing of certain activities to qualified third party vendors.
• The Alcon Division launched several initiatives to improve its efficiencies resulting in redundancies, as it realigned its operations to focus on its Surgical and Vision Care business franchises after the transfer of its Ophthalmic Pharmaceuticals business to Innovative Medicines division.
• The Sandoz Division launched an initiative to reallocate resources to priority, high growth and higher profitability countries.
• Various group-wide initiatives to simplify organizational structure, including the consolidation of manufacturing sites and support services.
In 2015, additions to provisions of USD 399 million were mainly related to the following reorganizations:
• The Innovative Medicines Division implemented a restructuring program targeted at efficiency gains in the business franchises, other than in Oncology. It also initiated initiatives related to the integration of the oncology business acquired from GSK.
• The Alcon Division extended its initiative started in the prior year to realize productivity opportunities.
• Various group-wide initiatives to simplify the organizational structure, mainly related to the manufacturing footprint and support services.